FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Change in fair value of warrants during the year	$ 0.0	$ 2,200,000	$ 2,200,000
Level 3
Beginning balance	(2,228,000)	(5,092,000)	(5,092,000)
Warrants exchanged for fixed price warrants			117,000
Change in fair value of derivatives during the year			(25,000)
Transfer to equity as a result of adoption of ASU 2017-11			627,000
Reduction of debt discount as result of adoption of ASU 2017-11			266,000
Change in fair value of warrants during the year	(88,000)		1,879,000
Ending balance			(2,228,000)
Level 3 | Senior Secured Debt
Beginning balance	(2,203,000)	(4,002,000)	(4,002,000)
Warrants exchanged for fixed price warrants			0
Change in fair value of derivatives during the year			0
Transfer to equity as a result of adoption of ASU 2017-11			0
Reduction of debt discount as result of adoption of ASU 2017-11			0
Change in fair value of warrants during the year	0		1,799,000
Ending balance			(2,203,000)
Level 3 | Derivative
Beginning balance	(25,000)	0	0
Warrants exchanged for fixed price warrants			0
Change in fair value of derivatives during the year			(25,000)
Transfer to equity as a result of adoption of ASU 2017-11			0
Reduction of debt discount as result of adoption of ASU 2017-11			0
Change in fair value of warrants during the year	(88,000)		0
Ending balance			(25,000)
Level 3 | Distributor Debt
Beginning balance	0	(114,000)	(114,000)
Warrants exchanged for fixed price warrants			67,000
Change in fair value of derivatives during the year			0
Transfer to equity as a result of adoption of ASU 2017-11			0
Reduction of debt discount as result of adoption of ASU 2017-11			0
Change in fair value of warrants during the year			47,000
Ending balance			0
Level 3 | Short-Term Loans
Beginning balance	0	(83,000)	(83,000)
Warrants exchanged for fixed price warrants			50,000
Change in fair value of derivatives during the year			0
Transfer to equity as a result of adoption of ASU 2017-11			0
Reduction of debt discount as result of adoption of ASU 2017-11			0
Change in fair value of warrants during the year			33,000
Ending balance			0
Level 3 | Long-Term Loans
Beginning balance	$ 0	$ (893,000)	(893,000)
Warrants exchanged for fixed price warrants			0
Change in fair value of derivatives during the year			0
Transfer to equity as a result of adoption of ASU 2017-11			627,000
Reduction of debt discount as result of adoption of ASU 2017-11			266,000
Change in fair value of warrants during the year			0
Ending balance			$ 0